Document And Entity Information	Jun. 16, 2026
Document Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Jun. 16, 2026
Entity Registrant Name	enGene Therapeutics Inc.
Entity Central Index Key	0001980845
Entity Emerging Growth Company	true
Entity File Number	001-41854
Entity Incorporation, State or Country Code	A1
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	4868 Rue Levy, Suite 220
Entity Address, City or Town	Saint-Laurent
Entity Address, State or Province	QC
Entity Address, Country	CA
Entity Address, Postal Zip Code	H4R 2P1
City Area Code	514
Local Phone Number	332-4888
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	true
Amendment Description	This Current Report on Form 8-K/A amends the Current Report on Form 8-K filed by enGene Therapeutics Inc. (the "Company") with the U.S. Securities and Exchange Commission (the "SEC") on June 15, 2026 (the "Original Form 8-K") and is being filed to amend and supplement the Company's disclosure as set forth below. The information reported in the Original Form 8-K remains otherwise unchanged.
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Shares
Trading Symbol	ENGN
Security Exchange Name	NASDAQ
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants, each exercisable for one Common Share, at an exercise price of $11.50 per Common Share
Trading Symbol	ENGNW
Security Exchange Name	NASDAQ